Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information
Entity Registrant Name	Advanced Cannabis Solutions, Inc.
Entity Central Index Key	0001477009
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulation
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2014